Income taxes (Details) - Schedule of deferred tax assets liabilities	Dec. 31, 2021 USD ($)
Schedule of deferred tax assets liabilities [Abstract]
Intangible assets	$ 2,963,340
Defined benefit plan	8,497
Net operating loss carry forward	2,873,281
Total deferred tax assets (gross)	5,845,118
Valuation allowance	(5,845,118)
Total deferred tax asset (net)